UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Acuity Capital Management LLC
Address:  4 Greenwich Office Park
          3rd Floor
          Greenwich, CT  06831

Form 13F File Number:  028-12286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kostolansky
Title:  Chief Financial Officer
Phone:  (203) 862-3344

Signature, Place, and Date of Signing:

/s/ Michael Kostolansky      Greenwich, CT             May 14, 2009
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $101,472 (in thousands)

List of Other Included Managers:


* Messrs. Howard Needle and David Harris are the investment managers of Acuity Capital Management LLC, and Acuity Capital Advisors LLC, which have investment discretion over the investment portfolios reported herein.

                                   Title of                Mkt Val     SH/PRN    SH/ PUT/ Invest  Other     Voting Authority
Name of Issuer                       Class         CUSIP   (x1,000)    Amount    PRN CALL  Disc   Mgrs      Sole     Shared None
AMERICAN MED SYS HLDGS INC     Note 3.250% 7/0   02744MAA6    2,044    2,500,000 PRN      DEFINED          2,500,000
BARNES GROUP INC               Note 3.750% 8/0   067806AD1    3,281    5,000,000 PRN      DEFINED          5,000,000
BARRETT BILL CORP              Note 5.000% 3/1   06846NAA2    1,593    2,000,000 PRN      DEFINED          2,000,000
BEST BUY INC                   SDCV 2.250% 1/1   086516AF8    1,974    2,000,000 PRN      DEFINED          2,000,000
BRISTOW GROUP INC              Note 3.000% 6/1   110394400    3,813      125,000 PRN      DEFINED            125,000
CENTRAL EUROPEAN DIST CORP     Note 3.000% 3/1   153435AA0    1,479    3,996,000 PRN      DEFINED          3,996,000
CHARLES RIV LABS INTL INC      Note 2.250% 6/1   159864AB3    3,320    4,000,000 PRN      DEFINED          4,000,000
CHINA MED TECHNOLOGIES INC     Note 4.000% 8/1   169483AC8    1,833    3,963,000 PRN      DEFINED          3,963,000
DST SYS INC DEL                DBCV 8/1          233326AD9    3,565    4,000,000 PRN      DEFINED          4,000,000
ENZON PHARMACEUTICALS INC      Note 4.000% 6/0   293904AE8    4,336    5,420,000 PRN      DEFINED          5,420,000
GREAT ATLANTIC & PAC TEA CO    Note 5.125% 6/1   390064AJ2    1,120    2,000,000 PRN      DEFINED          2,000,000
HCC INS HLDGS INC              Note 1.300% 4/0   404132AB8    6,053    5,392,000 PRN      DEFINED          5,392,000
HUTCHINSON TECHNOLOGY INC      Note e3.250% 1/1  448407AF3      520    2,000,000 PRN      DEFINED          2,000,000
JOHNSON & JOHNSON              Common            478160104    4,008       76,200 SH       DEFINED             76,200
KING PHARMACEUTICALS INC       Note 1.250% 4/0   495582AJ7    3,488    5,000,000 PRN      DEFINED          5,000,000
LIBERT MEDIA CORP NEW          DEB 3.125% 3/3    530718AF2    1,575    2,000,000 PRN      DEFINED          2,000,000
LIFEPOINT HOSPITALS INC        Note 3.500% 5/1   53219LAH2    2,149    3,000,000 PRN      DEFINED          3,000,000
LIONS GATE ENTMNT COR          Note 2.938% 10/1  535919AF1    3,465    4,636,000 PRN      DEFINED          4,636,000
MAXTOR CORP                    Note 2.375% 8/1   577729AE6    3,848    6,000,000 PRN      DEFINED          6,000,000
MEDICIS PHARMACEUTICAL CORP    Note 2.500% 6/0   58470KAA2    1,583    2,000,000 PRN      DEFINED          2,000,000
MESA AIR GROUP INC             Common            590479101       77      600,419 SH       DEFINED            600,419
MICRON TECHNOLOGY INC          Note 1.875% 6/0   595112AH6    2,766    5,980,000 PRN      DEFINED          5,980,000
MOLINA HEALTHCARE INC          Note 3.750% 10/0  60855RAA8    3,500    5,000,000 PRN      DEFINED          5,000,000
MYLAN INC                      PFD CONV          628530206    4,319        5,000 PRN      DEFINED              5,000
NCI BUILDING SYS INC           Note 2.125%11/1   628852AG0    1,100    2,000,000 PRN      DEFINED          2,000,000
PDL BIOPHARMA INC              Common            69329Y954       12       86,000 PRN PUT  DEFINED             86,000
PENN VA CORP                   Note 4.500%11/1   707882AA4    2,969    5,000,000 PRN      DEFINED          5,000,000
PROTEIN DESIGN LABS INC        Note 2.000%2/1    74369LAF0    4,275    5,000,000 PRN      DEFINED          5,000,000
REGAL BELOIT CORP              Note 2.750% 3/1   758750AB9   13,405   11,027,000 PRN      DEFINED         11,027,000
SANDISK CORP                   Note 1.000% 5/1   80004CAC5    1,580    2,600,000 PRN      DEFINED          2,600,000
SMITHFIELD FOODS INC           Note 4.000% 6/3   832248AR9    2,048    3,000,000 PRN      DEFINED          3,000,000
STEWART ENTERPRISES INC        Note 3.375% 7/1   860370AK1    2,180    4,000,000 PRN      DEFINED          4,000,000
TEVA PHARMACEUTICAL FIN II     DBCV 0.250% 2/0   88164RAB3    6,544    5,000,000 PRN      DEFINED          5,000,000
VERISIGN INC                   SDCV 3.250% 8/1   92343EAD4    1,650    2,500,000 PRN      DEFINED          2,500,000
                                                            101,472
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